UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment              [ ] Amendment Number: _____
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: TAMRO Capital Partners LLC
Address: 1660 Duke Street, Suite 200
Alexandria, VA 22314

Form 13F File Number: 028-12577

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Betsy M. Markus,
Title: Chief Operating Officer & Chief Compliance Officer
Phone: 703-740-1000

Signature, Place, and Date of Signing:
Betsy Markus Alexandria, VA May 11, 2009

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number Name
-------------------- ----

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 114

Form 13F Information Table Value Total: 659,825 (x1000)

List of Other Included Managers:

TAMRO HOLDINGS AS OF 3/31/09

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

Column 1                     Column 2   Column 3  Column 4   Column 5   Column 6       Column 7        Column 8
                                                                     Invstmnt Dscrtn                Voting Authority
						    Value				 Other
Name of Issuer          Title of Class    Cusip   (x$1000)   Shares  Sole Shared Other   Mgrs    Sole  Shared   None
--------------               --------     -----  ---------- ------ ------ ----- -------- -----   ----   -----   ----



AES Corp.                  COMMON    00130H105        79    13628 SH        X                   13,628              0
Aaron Rents Inc.           COMMON    002535201     15925   597336 SH        X                  384,608        212,728
Abercrombie & Fitch Co.    COMMON    002896207      7997   336029 SH        X                  217,538        118,491
Align Technology Inc.      COMMON    016255101     10508  1325067 SH        X                  853,498        471,569
Allergan, Inc.             COMMON    018490102       273     5723 SH        X                    5,723              0
Alpha Natural Resources IncCOMMON    02076X102      7170   403969 SH        X                  260,199        143,770
Amazon.com Inc.            COMMON    023135106       174     2374 SH        X                    2,374              0
Amgen Inc.                 COMMON    031162100       233     4704 SH        X                    4,364            340
Anadarko Pete Corp.        COMMON    032511107       255     6558 SH        X                    6,218            340
Analogic Corp.             COMMON    032657207     11797   368415 SH        X                  235,228        133,187
Apollo Group Inc.          COMMON    037604105       275     3513 SH        X                    3,513              0
Argon ST Inc.              COMMON    040149106     13724   723443 SH        X                  464,550        258,893
BJ's Restaurants Inc.      COMMON    09180C106      3161   227240 SH        X                  146,462         80,778
Bank Of The Ozarks         COMMON    063904106     15232   659953 SH        X                  423,941        236,012
Berkshire Hathaway Inc. (ClCOMMON    084670207       367      130 SH        X                      130              0
Bill Barrett Corp.         COMMON    06846N104     12981   583659 SH        X                  372,834        210,825
Blackboard Inc.            COMMON    091935502      1956    61635 SH        X                   39,680         21,955
Blue Nile Inc.             COMMON    09578R103      8374   277752 SH        X                  179,085         98,667
CarMax Inc.                COMMON    143130102      8430   677689 SH        X                  436,854        240,835
Career Education Corp.     COMMON    141665109     12919   539209 SH        X                  346,815        192,394
Carter's Inc.              COMMON    146229109     13035   692980 SH        X                  446,172        246,808
Casey's General Stores Inc COMMON    147528103      9036   338932 SH        X                  218,167        120,765
Cbeyond Inc.               COMMON    149847105     19795  1051263 SH        X                  671,517        379,746
Cerner Corp.               COMMON    156782104     20475   465665 SH        X                  302,438        163,227
Chipotle Mexican Grill Inc.COMMON    169656105     16649   250811 SH        X                  161,792         89,019
Choice Hotels InternationalCOMMON    169905106     12072   467544 SH        X                  299,426        168,118
Coca-Cola Co.              COMMON    191216100       130     2960 SH        X                    2,960              0
Comcast Corp. (Cl A)       COMMON    20030N101       120     8826 SH        X                    8,826              0
Consol Energy Inc.         COMMON    20854P109       151     5984 SH        X                    5,984              0
Corinthian Colleges Inc.   COMMON    218868107     17849   917705 SH        X                  595,390        322,315
Corning Inc.               COMMON    219350105       124     9366 SH        X                    8,806            560
Danaher Corp.              COMMON    235851102       236     4352 SH        X                    4,352              0
Data Domain Inc.           COMMON    23767P109      1852   147359 SH        X                   94,866         52,493
Dollar Tree Inc.           COMMON    256746108       287     6444 SH        X                    6,444              0
E.I. DuPont de Nemours & CoCOMMON    263534109       125     5591 SH        X                    5,591              0
EMC Corp.                  COMMON    268648102       253    22221 SH        X                   22,221              0
EMCOR Group Inc.           COMMON    29084Q100      9683   563977 SH        X                  363,700        200,277
Electronic Arts Inc.       COMMON    285512109       292    16028 SH        X                   14,758          1,270
Encore Wire Corp.          COMMON    292562105      3153   147131 SH        X                   94,868         52,263
Equinix Inc.               COMMON    29444U502      3314    59020 SH        X                   38,005         21,015
Exxon Mobil Corp.          COMMON    30231G102       316     4640 SH        X                    4,640              0
F5 Networks Inc.           COMMON    315616102     13205   630309 SH        X                  407,927        222,382
FactSet Research Systems InCOMMON    303075105      9469   189413 SH        X                  122,036         67,377
First American Corp.       COMMON    318522307     14405   543395 SH        X                  349,668        193,727
GAMCO Investors Inc.       COMMON    361438104     15723   481560 SH        X                  307,321        174,239
Gamestop Corp.             COMMON    36467W109       337    12030 SH        X                   10,845          1,185
General Cable Corp.        COMMON    369300108     12935   652603 SH        X                  416,720        235,883
Glacier Bancorp            COMMON    37637Q105     14933   950543 SH        X                  611,729        338,814
Goldman Sachs Group Inc.   COMMON    38141G104       260     2457 SH        X                    2,457              0
Google Inc.                COMMON    38259P508       309      887 SH        X                      887              0
Holly Corp.                COMMON    435758305     11353   535504 SH        X                  344,659        190,845
International Business MachCOMMON    459200101       112     1152 SH        X                    1,152              0
JPMorgan Chase & Co.       COMMON    46625H100       119     4494 SH        X                    4,494              0
Johnson & Johnson          COMMON    478160104       160     3039 SH        X                    3,039              0
Kraft Foods Inc.           COMMON    50075N104       168     7548 SH        X                    7,548              0
L-1 Identity Solutions Inc.COMMON    50212A106      7325  1433501 SH        X                  920,872        512,629
Laboratory Corp. of AmericaCOMMON    50540R409       253     4323 SH        X                    4,123            200
Lance Inc.                 COMMON    514606102     14292   686437 SH        X                  441,804        244,633
Loews Corp.                COMMON    540424108       223    10068 SH        X                   10,068              0
MDC Holdings Inc.          COMMON    552676108     15345   492759 SH        X                  320,044        172,715
ManTech Int'l Corp.        COMMON    564563104     16715   398931 SH        X                  256,706        142,225
Markel Corp.               COMMON    570535104     14179    49947 SH        X                   32,219         17,728
Mohawk Industries Inc.     COMMON    608190104        98     3292 SH        X                    2,907            385
Morgan Stanley             COMMON    617446448       181     7932 SH        X                    7,932              0
Morningstar Inc.           COMMON    617700109      7860   230158 SH        X                  147,507         82,651
NBTY Inc.                  COMMON    628782104     12933   918565 SH        X                  589,935        328,630
National Oilwell Varco Inc.COMMON    637071101       161     5599 SH        X                    5,599              0
Northern Trust Corp.       COMMON    665859104       271     4527 SH        X                    4,527              0
OraSure Technologies Inc.  COMMON    68554V108        11     4235 SH        X                        0          4,235
Oracle Corp.               COMMON    68389X105       156     8609 SH        X                    8,609              0
PNC Financial Services     COMMON    693475105         9      310 SH        X                        0            310
Perrigo Co.                COMMON    714290103     11244   452851 SH        X                  290,772        162,079
PetMed Express Inc.        COMMON    716382106      8699   527859 SH        X                  340,425        187,434
Pharmaceutical Prod. Dev. ICOMMON    717124101      8464   356830 SH        X                  231,776        125,054
Philip Morris InternationalCOMMON    718172109       170     4789 SH        X                    4,789              0
Pioneer Natural Resources CCOMMON    723787107      3038   184475 SH        X                  118,622         65,853
Quality Systems Inc.       COMMON    747582104     17277   381802 SH        X                  247,660        134,142
Raymond James Financial IncCOMMON    754730109     15752   799608 SH        X                  514,587        285,021
Raytheon Co.               COMMON    755111507       266     6819 SH        X                    6,819              0
Redwood Trust Inc.         COMMON    758075402      9396   612092 SH        X                  394,018        218,074
RightNow Technologies Inc. COMMON    76657R106      9423  1244802 SH        X                  799,327        445,475
Safeguard Scientifics Inc. COMMON    786449108        11    19850 SH        X                        0         19,850
Salesforce.com Inc         COMMON    79466L302       285     8718 SH        X                    8,718              0
Schering-Plough Corp.      COMMON    806605101       244    10374 SH        X                   10,374              0
Schnitzer Steel Industries COMMON    806882106      3383   107759 SH        X                   69,373         38,386
SeaChange International IncCOMMON    811699107      3508   613373 SH        X                  390,508        222,865
Steelcase Inc.             COMMON    858155203        14     2730 SH        X                        0          2,730
Sun Microsystems Inc.      COMMON    866810104        30     4125 SH        X                        0          4,125
SunTrust Banks Inc.        COMMON    867914103        83     7100 SH        X                    7,100              0
Symantec Corporation       COMMON    871503108       121     8075 SH        X                    8,075              0
T. Rowe Price Group Inc.   COMMON    74144T108       294    10171 SH        X                    9,291            880
TCF Financial Corp.        COMMON    872275102      8875   754662 SH        X                  486,633        268,029
Teleflex Inc.              COMMON    879369106     12602   322377 SH        X                  205,905        116,472
Treehouse Foods Inc.       COMMON    89469A104     17613   611763 SH        X                  396,519        215,244
US Bancorp                 COMMON    902973304       129     8850 SH        X                    8,850              0
United Natural Foods Inc.  COMMON    911163103     17345   914342 SH        X                  591,797        322,545
United Parcel Service Inc. COMMON    911312106       134     2715 SH        X                    2,715              0
United Technologies Corp.  COMMON    913017109       213     4958 SH        X                    4,958              0
United Therapeutics Corp.  COMMON    91307C102     11915   180285 SH        X                  115,147         65,138
Universal Health Services ICOMMON    913903100      8953   233512 SH        X                  150,796         82,716
VMware Inc.                COMMON    928563402       122     5177 SH        X                    5,177              0
ValueClick Inc.            COMMON    92046N102      3449   405332 SH        X                  261,372        143,960
Vasco Data Security InternaCOMMON    92230Y104      7019  1216462 SH        X                  783,537        432,925
Verizon Communications Inc.COMMON    92343V104       177     5875 SH        X                    5,875              0
Wal-Mart Stores Inc.       COMMON    931142103       200     3831 SH        X                    3,576            255
Washington Post Co.        COMMON    939640108        36      102 SH        X                        0            102
Washington REIT            COMMON    939653101      8480   490195 SH        X                  315,464        174,731
Watson Wyatt Worldwide Inc.COMMON    942712100     13186   267094 SH        X                  172,227         94,867
Wellpoint Inc.             COMMON    94973V107        74     1949 SH        X                    1,629            320
Whirlpool Corp.            COMMON    963320106        57     1943 SH        X                    1,943              0
Willbros Group Inc.        COMMON    969203108     12792  1318739 SH        X                  842,384        476,355
XTO Energy Inc.            COMMON    98385X106       220     7200 SH        X                    7,200              0
Yahoo! Inc.                COMMON    984332106       252    19673 SH        X                   18,043          1,630
Coca-Cola Co.              CALL      191216900         3       65 SH        X                       65              0

                                                $659,825




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